SHORT-TERM COMMERCIAL PAPER (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 23, 2016 CNY (¥)	Sep. 23, 2016 USD ($)	Sep. 05, 2016 CNY (¥)	Sep. 05, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 23, 2016 USD ($)	Sep. 05, 2016 USD ($)
SHORT-TERM COMMERCIAL PAPER
Net proceeds from issuance of commercial paper							$ 134,311
Commercial paper maturing on September 2017
SHORT-TERM COMMERCIAL PAPER
Face amount			¥ 400,000						$ 60,000
Fixed interest rate (as a percent)			5.50%						5.50%
Debt term			1 year	1 year
Net proceeds from issuance of commercial paper			¥ 398,400	$ 59,900
Amortization of financing costs					¥ 1,092	$ 160
Interest expense					15,008	2,199
Commercial paper maturing on June 2017
SHORT-TERM COMMERCIAL PAPER
Face amount	¥ 500,000							$ 74,800
Fixed interest rate (as a percent)	5.30%							5.30%
Debt term	9 months	9 months
Net proceeds from issuance of commercial paper	¥ 498,500	$ 74,700
Amortization of financing costs					961	140
Interest expense					¥ 12,560	$ 1,826